Schedule IV	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV
At December 31, 2022, 2021 and 2020 and for the years then ended

					Schedule IV
(in millions)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percent of Amount Assumed to Net
2022
Life insurance in force	$1,280,831	$346,879	$188	$934,140	—%
Premiums Earned:
Life Insurance and Annuities	$4,651	934	1,318	5,035	26.2%
Accident and Health	88	32	—	56	—
Total	$4,739	966	1,318	5,091	25.9%
2021
Life insurance in force	$1,280,090	$363,008	$192	$917,274	—
Premiums Earned:
Life Insurance and Annuities	$4,503	1,179	2,265	5,589	40.5%
Accident and Health	100	36	—	64	—
Total	$4,603	1,215	2,265	5,653	40.1%
2020
Life insurance in force	$1,243,389	$349,453	$225	$894,161	—
Premiums Earned:
Life Insurance and Annuities	$4,273	1,072	1,073	4,274	25.1%
Accident and Health	111	44	—	67	—
Total	$4,384	$1,116	$1,073	$4,341	24.7%
Condensed Consolidated Balance Sheets (unaudited)

(in millions, except for share data)	March 31, 2023	December 31, 2022
Assets:
Investments:
Fixed maturity securities:
Bonds available for sale, at fair value, net of allowance for credit losses of $96 in 2023 and $148 in 2022 (amortized cost: 2023 - $179,471; 2022 - $181,274)*	$159,061	$156,793
Other bond securities, at fair value (See Note 5)*	4,103	3,769
Equity securities, at fair value (See Note 5)*	191	170
Mortgage and other loans receivable, net of allowance for credit losses of $659 in 2023 and $600 in 2022*	45,869	44,566
Other invested assets (portion measured at fair value: 2023 - $7,934; 2022 - $7,879)*	10,496	10,418
Short-term investments, including restricted cash of $55 in 2023 and $69 in 2022 (portion measured at fair value: 2023 - $1,540; 2022 - $1,357)*	4,006	4,400
Total investments	223,726	220,116
Cash*	465	552
Accrued investment income*	1,923	1,813
Premiums and other receivables, net of allowance for credit losses and disputes of $1 in 2023 and $1 in 2022	745	916
Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes of $0 in 2023 and $0 in 2022	27,238	26,844
Reinsurance assets - other, net of allowance for credit losses and disputes of $74 in 2023 and $84 in 2022	2,643	2,517
Deferred income taxes	8,435	8,831
Deferred policy acquisition costs and value of business acquired	10,641	10,563
Market risk benefit assets, at fair value	830	796
Other assets, including restricted cash of $4 in 2023 and $12 in 2022 (portion measured at fair value: 2023 - $690; 2022 - $299)*	2,688	2,521
Separate account assets, at fair value	87,357	84,853
Total assets	$366,691	$360,322
Liabilities:
Future policy benefits for life and accident and health insurance contracts	$53,406	$50,518
Policyholder contract deposits (portion measured at fair value: 2023 - $6,180; 2022 - $5,464)	158,025	156,058
Market risk benefit liabilities, at fair value	5,144	4,736
Other policyholder funds	2,897	2,885
Fortitude Re funds withheld payable (portion measured at fair value: 2023 - $1,774; 2022 - $1,262)	26,633	26,551
Other liabilities (portion measured at fair value: 2023 - $159; 2022 - $97)*	8,705	9,076
Short-term debt	1,500	1,500
Long-term debt	7,871	7,868
Debt of consolidated investment entities (portion measured at fair value: 2023 - $6; 2022 - $6)*	2,688	5,958
Separate account liabilities	87,357	84,853
Total liabilities	$354,226	$350,003

(in millions, except for share data)	March 31, 2023	December 31, 2022
Contingencies, commitments and guarantees (See Note 14)
Corebridge Shareholders' equity:
Common stock, $0.01 par value; 2,500,000,000 shares authorized; shares issued: 2023 - 648,129,652 and 2022 645,000,000	6	6
Additional paid-in capital	8,024	8,030
Retained earnings	17,592	18,207
Accumulated other comprehensive loss	(14,067)	(16,863)
Total Corebridge Shareholders' equity	11,555	9,380
Non-redeemable noncontrolling interests	910	939
Total equity	12,465	10,319
Total liabilities and equity	$366,691	$360,322
__________________
*See Note 8 for details of balances associated with variable interest entities.
See accompanying Notes to Condensed Consolidated Financial Statements (Unaudited).
Corebridge Financial, Inc.
Condensed Consolidated Statements of Income (Loss) (unaudited)

	Three Months Ended March 31,
(in millions, except per common share data)	2023	2022
Revenues:
Premiums	$2,105	$735
Policy fees	698	730
Net investment income:
Net investment income - excluding Fortitude Re funds withheld assets	2,301	2,303
Net investment income - Fortitude Re funds withheld assets	394	278
Total net investment income	2,695	2,581
Net realized gains (losses):
Net realized gains (losses) - excluding Fortitude Re funds withheld assets and embedded derivative	(453)	173
Net realized gains (losses) on Fortitude Re funds withheld assets	20	(123)
Net realized gains (losses) on Fortitude Re funds withheld embedded derivative	(1,025)	2,837
Total net realized gains (losses)	(1,458)	2,887
Advisory fee income	116	131
Other income	106	176
Total revenues	4,262	7,240
Benefits and expenses:
Policyholder benefits (including remeasurement (gains) losses of $64 and $147, for the three months ended March 31, 2023 and 2022, respectively)	2,495	1,168
Change in the fair value of market risk benefits, net	196	(233)
Interest credited to policyholder account balances	1,026	878
Amortization of deferred policy acquisition costs and value of business acquired	256	243
Non-deferrable insurance commissions	136	144
Advisory fee expenses	65	71
General operating expenses	582	586
Interest expense	172	81
Net loss on divestitures	3	2
Total benefits and expenses	4,931	2,940
Income (loss) before income tax expense (benefit)	(669)	4,300
Income tax expense (benefit)	(216)	859
Net income (loss)	(453)	3,441
Less:
Net income (loss) attributable to noncontrolling interests	6	75
Net income (loss) attributable to Corebridge	$(459)	$3,366

Income (loss) per common share attributable to Corebridge common shareholders:
Common stock - Basic	$(0.70)	$5.22
Common stock - Diluted	$(0.70)	$5.22

Weighted averages shares outstanding:
Common stock - Basic	650.8	645.0
Common stock - Diluted	650.8	645.0
See accompanying Notes to Condensed Consolidated Financial Statements (Unaudited).
Corebridge Financial, Inc.
Condensed Consolidated Statements of Comprehensive Income (Loss) (unaudited)

	Three Months Ended March 31,
(in millions)	2023	2022
Net income (loss)	$(453)	$3,441
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	30	(51)
Change in unrealized appreciation (depreciation) of all other investments	3,132	(13,376)
Change in fair value of market risk benefits attributable to changes in the instrument-specific risk	74	782
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	(465)	2,232
Change in cash flow hedges	(4)	177
Change in foreign currency translation adjustments	36	(23)
Change in retirement plan liabilities	2	—
Other comprehensive income (loss)	2,805	(10,259)
Comprehensive income (loss)	2,352	(6,818)
Less:
Comprehensive income attributable to noncontrolling interests	15	75
Comprehensive income (loss) attributable to Corebridge	$2,337	(6,893)
See accompanying Notes to Condensed Consolidated Financial Statements (Unaudited).